SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.9%
China — 1.8%
228,449	Prosus NV	$9,080,130

Denmark — 2.1%
121,889	Novo Nordisk A/S, Class B	10,516,806

France — 3.7%
84,451	Safran SA	18,503,858

Hong Kong — 2.8%
1,908,424	AIA Group Ltd.	13,707,947

India — 2.1%
714,378	ICICI Bank Ltd.	10,674,109

Ireland — 2.2%
31,100	Accenture Plc, Class A	10,940,669

Japan — 3.4%
260,700	Mitsubishi Electric Corp.	4,402,116
181,500	Recruit Holdings Co. Ltd.	12,615,687
		17,017,803
Luxembourg — 0.7%
66,909	Eurofins Scientific SE	3,412,515

Switzerland — 2.8%
262,869	ABB Ltd.	14,194,535

Taiwan — 3.2%
81,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,115,184

United Kingdom — 9.8%
1,634,825	Haleon Plc	7,708,451
123,435	InterContinental Hotels Group Plc	15,358,238
903,303	National Grid Plc	10,731,469
266,202	Unilever Plc	15,125,763
		48,923,921
United States — 63.5%
84,000	Amazon.com, Inc.*	18,428,760
11,100	AppLovin Corp., Class A*	3,594,513
4,500	AutoZone, Inc.*	14,409,000
53,600	Blackstone, Inc.	9,241,712

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
70,200	Broadcom, Inc.	$16,275,168
40,000	Cheniere Energy, Inc.	8,594,800
56,600	Chubb Ltd.	15,638,580
179,100	CRH Plc	16,570,332
47,100	HCA Healthcare, Inc.	14,137,065
37,900	Home Depot, Inc. (The)	14,742,721
82,700	Intercontinental Exchange, Inc.	12,323,127
20,900	Intuit, Inc.	13,135,650
42,300	JPMorgan Chase & Co.	10,139,733
23,600	McKesson Corp.	13,449,876
83,400	Microsoft Corp.	35,153,100
18,200	Netflix, Inc.*	16,222,024
178,400	NVIDIA Corp.	23,957,336
21,700	Parker-Hannifin Corp.	13,801,851
85,000	Procter & Gamble Co. (The)	14,250,250
26,000	Salesforce, Inc.	8,692,580
34,700	UnitedHealth Group, Inc.	17,553,342
63,700	Valero Energy Corp.	7,808,983
		318,120,503
Zambia — 0.8%
322,823	First Quantum Minerals Ltd.*	4,161,474

Total Common Stocks		495,369,454
(Cost $423,917,767)
Investment Company — 0.9%
4,494,690	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	4,494,690
Total Investment Company		4,494,690
(Cost $4,494,690)
Total Investments		$499,864,144
(Cost $428,412,457) — 99.8%
Other assets in excess of liabilities — 0.2%		1,046,540
NET ASSETS — 100.0%		$500,910,684

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
2